Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug. 28, 2012
Steward Select Bond Fund (Prospectus Summary): | Steward Select Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Steward Select Bond Fund
Supplement Text	ck0000092500_SupplementTextBlock

STEWARD FUNDS

Steward Large Cap Enhanced Index Fund

Steward Small-Mid Cap Enhanced Index Fund

Steward Global Equity Income Fund

Steward International Enhanced Index Fund

 Steward Select Bond Fund

(“Funds”)

Supplement dated November 19, 2012

To Prospectus and Statement of Additional Information dated August 28, 2012

The Funds’ prospectus dated August 28, 2012 is modified to reflect the following:

The Steward Funds’ Board of Directors has approved a change in the benchmark index to which the performance of Steward Select Bond Fund (“Fund”) will be compared in the Average Annual Total Returns table in the prospectus.  The benchmark which has been used previously is Barclays Capital US Aggregate Intermediate Index.  The new benchmark is Barclays Capital US Government/Credit Index.  The Fund’s investment adviser recommended the change because the Barclays Capital US Government/Credit Index is a broader index with a wider range of maturities than the Barclays Capital US Aggregate Intermediate Index.  It was felt that the broader index more appropriately reflected the range and type of Fund investments thereby providing shareholders with a better benchmark against which to evaluate the Fund’s relative performance.

Below is a revised Average Annual Total Returns table showing the performance of both indexes for periods ended December 31, 2011.  The prospectus, when updated in August of 2013, will show the performance of both indexes until the prospectus is further updated for the fiscal year ending April 30, 2014.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS For the periods ended December 31, 2011
Steward Select Bond Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SEACX
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.25%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.68%
Steward Select Bond Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.18%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.29%
Steward Select Bond Fund | Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.19%
Steward Select Bond Fund | Individual Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SEAKX
Steward Select Bond Fund | Barclays Capital Intermediate US Aggregate Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Intermediate US Aggregate Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.97%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.09%
Steward Select Bond Fund | Barclays Capital US Government/Credit Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital US Government/Credit Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.74%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.55%